Related Party Transactions and Balances (Details) - Schedule of Related Parties	6 Months Ended
Jun. 30, 2024
HongKong Kisen Co., Limited [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Company ultimately controlled by Chief Strategy Officer (“CSO”)